Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Amortization of Intangible Assets	$ 54,399	$ 54,062
Finite-Lived Intangible Asset, Expected Amortization, Year One	53,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two	53,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	53,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	53,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	53,000
Finite-Lived Intangible Assets, Gross	883,708	879,963
Finite-Lived Intangible Assets, Accumulated Amortization	$ 422,387	$ 367,989